NATIXIS FUNDS TRUST II

May 5, 2009

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Statements of Additional Information for ASG Global Alternatives Fund, Delafield Select Fund, Harris Associates Large Cap Value Fund and Vaughan Nelson Value Opportunity Fund do not differ from those contained in Post-Effective Amendment No. 141 that was filed on April 30, 2009.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary